Income taxes - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 08, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)		26.50%	26.50%	26.50%	26.50%
Tax credits accrued in period		$ 14,935	$ 4,787	$ 26,519	$ 9,904
U.S. Tax reform and related deferred tax adjustments	$ 9,300